Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Balance of receivables from commission and fee income	€ 865	€ 914
Balance of contract liabilities associated to commission and fee income	€ 79	€ 65